BALANCE SHEET COMPONENTS - SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
BALANCE SHEET COMPONENTS
Prepaid expenses	$ 993	$ 1,168	$ 1,503
Other current assets	882	250	295
Prepaid research and development		375	478
Total prepaid expenses and other current assets	$ 1,875	$ 1,793	$ 2,276